Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share	$ 0.40	$ 0.38	$ 0.33
Purchase of treasury stock, shares	40,316	355,580	80,142
Reissuance of treasury stock for stock option exercises, shares	106,390	121,979	77,529
Treasury stock
Purchase of treasury stock, shares	40,316	355,580	80,142
Reissuance of treasury stock for stock option exercises, shares	106,390	121,979	77,529
Retained earnings
Cash dividends per share	$ 0.40	$ 0.38	$ 0.33
Reissuance of treasury stock for stock option exercises, shares	106,390	121,979	77,529